Costs and Expenses by Nature (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Costs and Expenses by Nature
Cost of sales and services	R$ (69,903)	R$ (378,003)	R$ (447,049)
Commercial expenses	(51,151)	(165,169)	(184,592)
General and administrative expenses	(84,898)	(406,352)	(276,427)
Impairment losses on trade receivables	(2,283)	(25,015)	(4,297)
Other operating net income	2,868	4,283	5,136
Costs and Expenses by Nature	R$ (205,367)	(970,256)	R$ (907,229)
Increase in salaries and payroll charges impacted by Bonus IPO expenses and business combinations		R$ 50,580